Investment in Notes from Associates	12 Months Ended
Dec. 31, 2025
Investment in Notes from Associates [Abstract]
Investment in Notes from Associates

6.	Investments in Associates
Gelesis (Boston, MA)
Gelesis was founded by the Group and was deconsolidated from the Group’s financial statements as of July 1, 2019. On January 13,
2022, Gelesis completed its business combination with Capstar Special Purpose Acquisition Corp ("Capstar"). Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York
Stock Exchange under the ticker symbol "GLS" on January 14, 2022. As the Group had significant influence over Gelesis through its voting interest in Gelesis and representation on Gelesis' Board of Directors, the investment in Gelesis common shares was accounted for under the equity method as prescribed by IAS 28, Investments in Associates and Joint Ventures.
During the year ended December 31, 2023, the Group entered into agreements with Gelesis to purchase senior secured convertible promissory notes and warrants for shares of Gelesis common stock (see Note 7. Investment in Notes from Associates). The warrants to purchase shares of Gelesis common stock represented potential voting rights to the Group and it was therefore necessary to consider whether they were substantive. If these potential voting rights were substantive and the Group had the practical ability to exercise the rights and take control of greater than 50% of Gelesis common stock, the Group would be required to consolidate
Gelesis under the accounting standards.
In February 2023, the Group obtained warrants to purchase 23,688,047 shares of Gelesis common stock (the “February Warrants”) at an exercise price of $0.2744 per share. The exercise of the February Warrants was subject to the approval of the Gelesis stockholders until May 1, 2023. On May 1, 2023, stockholder approval was no longer required for the Group to exercise the February Warrants.
The potential voting rights associated with the February Warrants were not substantive as the exercise price of the February
Warrants was at a significant premium to the fair value of the Gelesis common stock.
In May 2023, the Group obtained warrants to purchase 235,441,495 shares of Gelesis common stock (the “May Warrants”). The May
Warrants were exercisable at the option of the Group and had an exercise price of either $0.0182 or $0.0142. The May Warrants were substantive as the Group would have benefited from exercising such warrants since their exercise price was at the money or at an insignificant premium over the fair value of the Gelesis common stock. However, that benefit from exercising the May Warrants only existed for a short period of time because in June 2023, the potential voting rights associated with the May Warrants were impacted by the terms and conditions of a merger agreement that the Group signed with Gelesis on June 12, 2023 (the "Merger Agreement")
and were no longer substantive.
On October 12, 2023, the Group terminated the Merger Agreement with Gelesis as certain closing conditions were not satisfied. In
October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the
United States Bankruptcy Code. A Chapter 7 trustee has been appointed by the Bankruptcy Court who has control over the assets and liabilities of Gelesis, effectively eliminating the authority and powers of the Board of Directors of Gelesis and its executive officers to act on behalf of Gelesis. The assets of Gelesis are in liquidation and Gelesis no longer has any officers or employees. The
Group ceased accounting for Gelesis as an equity method investment as it no longer has significant influence over Gelesis.
During the year ended December 31, 2023, the Group recorded $4,910 as its share in the losses of Gelesis, and the Group’s balance in this equity method investment was reduced to $0.
Sonde (Boston, MA)
Following the deconsolidation of Sonde in May 2022, the Group has significant influence in Sonde through its voting interest in
Sonde and its remaining representation on Sonde's Board of Directors. The Group's voting interest at the date of deconsolidation was 48.2% and remained at 40.2% subsequently. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares, in substance, have the same terms as common stock and as such, provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method.
The Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9, as investments held at fair value.
During the years ended December 31, 2025, 2024, and 2023, the Group recorded income of $5,307, loss of $8,492 and loss of $1,052, respectively, related to Sonde's equity method of accounting.
As of December 31, 2023, the equity method investment in Sonde had a balance of $3,185. The Group’s share in Sonde’s losses in
2024 exceeded the Group’s equity method investment in Sonde. As a result, the Group's equity method investment in Sonde was reduced to $0 as of December 31, 2024. Since the Group’s investment in Sonde’s Preferred A-2 and B shares represents a long-term interest, the Group recognized additional equity method losses, totaling $5,307, against its investment in Sonde's Preferred A-2 and
B shares (See Note 5. Investments Held at Fair Value), reducing the balance of the preferred share investment to $0 as of December
31, 2024.
During the year ended December 31, 2025, the Group recorded income of $5,307 within its share of net income/(loss) of associates accounted for using the equity method in the Consolidated Statement of Comprehensive Income/(Loss). This amount represents the reversal of previously recognized equity method losses that were applied against the Group’s Sonde’s Preferred A-2 and B investment. Due to the decrease in the fair value of Sonde’s Preferred A-2 and B shares under IFRS 9, during the year ended
December 31, 2025, the Group reversed the excess equity method losses that had been applied in prior periods to reduce the fair value of the Group’s investment in Sonde’s Preferred A-2 and B shares. See Note 5. Investments Held at Fair Value.
Since the Group did not incur legal or constructive obligations or made payments on behalf of Sonde, the Group stopped recognizing additional equity method losses since 2024. As of December 31, 2025 and  2024, unrecognized equity method losses amounted to $1,651 and $14,447.

6.	Investments in Associates continued
Seaport (Boston, MA)
On October 18, 2024, Seaport completed a Series B preferred share financing. As a result of this financing, the Group's voting interest was reduced below 50%, and the Group no longer controls Seaport's Board of Directors. Consequently, the Group lost control over Seaport, and as such, ceased to consolidate Seaport on the date the round of financing was completed. See Note 8.
Gain/(loss) on Deconsolidation of Subsidiary.
Following deconsolidation, the Group still has significant influence in Seaport through its voting interest and its remaining representation on Seaport's Board of Directors. The Group's voting interest as of the date of deconsolidation was 43.0% and remained at 42.9% subsequently. The Group holds both common shares and preferred shares in Seaport. The common shares are subject to IAS 28 Investments in Associates and Joint Ventures due to the Group's retained significant influence and are accounted for under the equity method. The preferred shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value.
The fair value of the common shares on the date of deconsolidation amounted to $2,461, which was the initial value of the equity method investment in Seaport. When applying the equity method, the Group records its share of the losses in Seaport based on its common share equity interest in Seaport, which was 12.4% and 13.1% as of December 31, 2025 and 2024, respectively.
During the year ended December 31, 2024, the Group recorded a loss of $262 related to Seaport’s equity method of accounting and a gain of $199 for the dilution of ownership interest. As of December 31, 2024, the Seaport equity method investment had a balance of $2,397.
During the year ended December 31, 2025, the Group’s share in Seaport’s losses amounted to $23,234 which exceeded the balance of Group’s equity method investment in Seaport. The Group recorded a loss of $4,096 related to Seaport’s equity method of accounting and a gain of $1,699 for the dilution of ownership interest. As a result, the Group's equity method investment in Seaport was reduced to $0 as of December 31, 2025. Since the Group’s investment in Seaport Preferred A-1, A-2 and B shares represents a long-term interest, the Group recognized additional equity method losses, totaling  $19,138 against the fair value of Seaport
Preferred A-1, A-2, and B shares.  See Note 5. Investments Held at Fair Value.
The following table provides summarized financial information for Seaport, the Group’s material associate for the years ended
December 31, 2025 and December 31, 2024. The information disclosed reflects the amounts presented in the financial statements of
Seaport and not the Group’s share of those amounts. The amounts have been amended to reflect adjustments made by the Group when using the equity method, including fair value adjustments and modifications for differences in accounting policies.

	As of December 31, 2025	As of December 31, 2024
Summarized statement of financial position	$	$
Current assets	222,944	310,151
Non-current assets	25,688	5,632
Current liabilities	(12,633)	(11,149)
Non-current liabilities	(564,576)	(460,996)
Equity awards issued to third parties	(12,425)	(2,042)
Other	(301)	—
Net assets/(liabilities)	(341,302)	(158,405)

Reconciliation to carrying amounts:
Opening net assets/(liabilities)	(158,405)	(156,414)
Profit/(loss) for the period	(182,897)	(1,991)
Closing net assets/(liabilities)	(341,302)	(158,405)

Group's share in %	12.4%	13.1%
Group's share of net assets (net deficit)	(42,300)	(20,764)
Unrecognized goodwill and intangibles	23,162	23,162
Equity method losses recorded against long-term interests	(19,138)	—
Carrying amount of Investment in associates	—	2,397
	For the year ended December 31,
Statement of comprehensive income/(loss)	2025	2024
Profit/(loss) from continuing operations (100%)	(182,897)	(1,991)
Profit/(loss) for the year	(182,897)	(1,991)
Total comprehensive income/(loss)	(182,897)	(1,991)
Group's share in gain (net losses)	(23,234)	(262)

6.	Investments in Associates continued
The following table summarizes the activities related to the investment in associates balance for the years ended December 31, 2025 and 2024.

Investment in Associates	$
Balance as of January 1, 2024	3,185
Investment in Seaport – deconsolidation	2,461
Gain on dilution of interest in associates	199
Share in gain/(loss) of associates	(8,754)
Share of losses recorded against long-term Interests (LTIs)	5,307
Balance as of December 31, 2024	2,397
Gain on dilution of interest in associates	1,699
Share in net gain/(loss) of associates – limited to net investment amount	(17,928)
Share of losses recorded against long-term Interests (LTIs)	13,831
Balance as of December 31, 2025	—

7.	Investment in Notes from Associates
Sonde
In July 2025, Sonde closed a bridge financing in the form of convertible promissory notes with its existing investors for total proceeds of $1,200, of which the Group invested $150. The notes are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest. As of
December 31, 2025, the Group wrote down the convertible note to $0 and recognized a loss of $150 for the year ended December
31, 2025, which was included in gain/(loss) on investments in notes from associates in the Consolidated Statement of
Comprehensive Income/(Loss).
Gelesis
On July 27, 2022, the Group, as a lender, entered into an unsecured promissory note (the "Junior Note") with Gelesis, as a borrower, in the amount of $15,000. The Junior Note bears an annual interest rate of 15% per annum. The maturity date of the Junior Note is the earlier of December 31, 2023 or five business days following the consummation of a qualified financing by Gelesis. Based on the terms of the Junior Note, due to the option to convert to a variable amount of shares at the time of default, the Junior Note is required to be measured at fair value with changes in fair value recorded through profit and loss.
During the year ended December 31, 2023, the Group entered into multiple agreements with Gelesis to purchase senior secured convertible promissory notes (the "Senior Notes") and warrants for share of Gelesis common stock for a total consideration of
$11,850. The Senior Notes are secured by a first-priority lien on substantially all assets of Gelesis and the guarantors (other than the equity interests in, and assets held by Gelesis s.r.l., a subsidiary of Gelesis, and certain other exceptions). The initial fair value of the
Senior Notes and warrants was determined to be $10,729 and $1,121, respectively. The Senior Notes represent debt instruments that are presented at fair value through profit and loss as the amounts receivable do not represent solely payments of principal and interest as the Senior Notes are convertible into Gelesis common stock.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined that the fair value of the Junior Note and the Senior Notes with the warrants was $0 as of December 31, 2023.
In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of Bankruptcy Court related legal and administrative costs. As of December 31, 2025 and 2024, these notes were determined to have a fair value of $11,417 and $11,381, respectively.
For the years ended December 31, 2025, 2024 and 2023, the Group recorded a gain of $36, a gain of $11,381 and a loss of $27,230, respectively, for the changes in the fair value of these notes, which were included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).

7.	Investment in Notes from Associates continued
Vedanta
On April 24, 2023, Vedanta closed the second tranche of its convertible debt for additional proceeds of $18,000, of which $5,000 were invested by the Group. The convertible debt carried an interest rate of 9% per annum. The debt had various conversion triggers, and the conversion price was established at the lower of 80% of the equity price of the last financing round, or a certain pre-money valuation cap established in the agreement. If the convertible debt was not earlier converted or repaid, the entire outstanding amount of the convertible debt should be due and payable upon the earliest to occur of (a) the later of (x) November 1,
2025 and (y) the date which was sixty (60) days after all amounts owed under, or in connection with, the loan Vedanta received from a certain investor had been paid in full, or (b) the consummation of a Deemed Liquidation Event (as defined in Vedanta’s Amended and Restated Certificate of Incorporation).
On August 5, 2025, Vedanta completed a recapitalization of its capital structure. See Note 5. Investments Held at Fair Value. The secured convertible promissory note held by the Group in the principal amount of $5,000 with a fair value of $2,836 was converted into 10,129,586 shares of Series A-1 preferred stock. As a result, the convertible promissory note is no longer outstanding as of
December 31, 2025.
Due to the terms of the convertible debt, the investment in such convertible debt was measured at fair value with changes in the fair value recorded through profit and loss. As of December 31, 2024, the Vedanta convertible debt was determined to have a fair value of $6,350. During the years ended December 31, 2025, 2024 and 2023, the Group recorded a loss of $3,514, a gain of $1,750 and a loss of $400, respectively, for the changes in the fair value of the Vedanta convertible debt, which were included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).
The following is the activity in respect of investments in notes from associates during the period. The fair value of the notes from associates of $11,417 and $17,731 as of December 31, 2025 and December 31, 2024, respectively, is determined using unobservable
Level 3 inputs. See Note 19. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2024	4,600
Changes in the fair value of the notes	13,131
Balance as of December 31, 2024	17,731
Investment in Sonde convertible note	150
Conversion of Vedanta note to preferred shares	(2,836)
Changes in the fair value of the notes	(3,628)
Balance as of December 31, 2025	11,417
Investment in notes from associates, current	11,417
Investment in notes from associates, non-current	—